Schedule of Debt Maturities (Details) - USD ($) $ in Millions	Jan. 31, 2016	Jan. 31, 2015
Schedule of Short-Term Borrowings [Abstract]
2017	$ 2,745
2018	1,519
2019	3,497
2020	498
2021	3,352
Thereafter	29,348
Long-term debt	$ 40,959	$ 45,680